Restructuring And Related Charges (Tables)	12 Months Ended
Sep. 30, 2017
Restructuring And Related Charges [Abstract]
Summary Of Restructuring And Related Charges

(in millions)	2017	2016	2015
HHI distribution center consolidation	$27.4	$—	$—
GAC business rationalization initiative	24.2	5.3	—
PET rightsizing initiative	8.2	—	—
Global expense rationalization initiative	0.3	4.6	9.0
HHI business rationalization initiative	—	2.2	9.5
Other restructuring activities	0.3	1.9	1.0
Total restructuring and related charges	$60.4	$14.0	$19.5
Reported as:
Cost of goods sold	$18.1	$0.2	$1.4
Operating expense	42.3	13.8	18.1

Summary Of Costs Incurred And Cumulative Costs By Cost Type

(in millions)	Termination Benefits	Other Costs	Total
For the year ended September 30, 2017	$11.2	$49.2	$60.4
For the year ended September 30, 2016	2.4	11.6	14.0
For the year ended September 30, 2015	1.8	17.7	19.5
Cumulative costs through September 30, 2017	11.1	54.6	65.7
Future costs to be incurred	5.1	25.0	30.1

Rollforward Of Restructuring Accrual

(in millions)	Termination Benefits	Other Costs	Total
Accrual balance at September 30, 2015	$6.2	$0.2	$6.4
Provisions	2.1	3.6	5.7
Cash expenditures	(5.1)	(1.0)	(6.1)
Non Cash Items	(0.7)	—	(0.7)
Accrual balance at September 30, 2016	$2.5	$2.8	$5.3
Provisions	1.8	0.9	2.7
Cash expenditures	(2.9)	(2.8)	(5.7)
Non-cash items	—	—	—
Accrual balance at September 30, 2017	$1.4	$0.9	$2.3

Summary Of Costs Incurred By Reporting Segment

(in millions)	PET	H&G	HHI	GAC	Corporate	Total
For the year ended September 30, 2017	$9.1	$—	$26.6	$24.2	$0.5	$60.4
For the year ended September 30, 2016	6.0	0.4	2.3	5.3	—	14.0
For the year ended September 30, 2015	8.9	0.6	9.7	—	0.3	19.5
Cumulative costs through September 30, 2017	9.1	—	26.6	29.5	0.5	65.7
Future costs to be incurred	2.6	—	22.9	2.0	2.6	30.1